Note 18 - Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Disclosure of detailed information about current trade receivables [text block]
	Year ended December 31,
	2022	2021
Current accounts	2,479,035	1,313,934
Receivables from related parties	60,400	32,258
	2,539,435	1,346,192
Allowance for doubtful accounts, see note 24 (i)	(45,495)	(47,120)
	2,493,940	1,299,072

Disclosure if detailed information about the aging of trade receivables [text block]
At December 31, 2022	Trade Receivables	Not Due	Past due
			1 - 180 days	> 180 days
Guaranteed	265,898	237,784	27,431	683
Not guaranteed	2,273,537	1,756,707	465,423	51,407
Guaranteed and not guaranteed	2,539,435	1,994,491	492,854	52,090
Expected loss rate	0.06%	0.03%	0.18%	0.77%
Allowances for doubtful accounts	(1,657)	(654)	(920)	(83)
Nominative allowances for doubtful accounts	(43,838)	-	(1,541)	(42,297)
Net Value	2,493,940	1,993,837	490,393	9,710
At December 31, 2021	Trade Receivables	Not Due	Past due
			1 - 180 days	> 180 days
Guaranteed	195,848	185,238	9,894	716
Not guaranteed	1,150,344	951,356	148,412	50,576
Guaranteed and not guaranteed	1,346,192	1,136,594	158,306	51,292
Expected loss rate	0.06%	0.04%	0.20%	0.84%
Allowances for doubtful accounts	(833)	(401)	(367)	(65)
Nominative allowances for doubtful accounts	(46,287)	-	(1,391)	(44,896)
Net Value	1,299,072	1,136,193	156,548	6,331